Financial Instruments (Details 9) - Post employment benefits R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
E Levation [Member]
IfrsStatementLineItems [Line Items]
Gains (losses) on purchase and sale of energy in active market, Baseline	R$ 343,055
Gains (losses) on purchase and sale of energy in active market, Projected Scenario Probable	343,055
Gains (losses) on purchase and sale of energy in active market, Projected Scenario 1	369,579
Gains (losses) on purchase and sale of energy in active market, Projected Scenario 2	396,104
Public lighting rate collected
IfrsStatementLineItems [Line Items]
Gains (losses) on purchase and sale of energy in active market, Baseline	343,055
Gains (losses) on purchase and sale of energy in active market, Projected Scenario Probable	343,055
Gains (losses) on purchase and sale of energy in active market, Projected Scenario 1	316,528
Gains (losses) on purchase and sale of energy in active market, Projected Scenario 2	R$ 290,003